Fees Summary	Sep. 03, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,650.00
Total Offset Amount	0.00
Net Fee	$ 229,650.00
Narrative - Max Aggregate Offering Amount | shares	1,500,000,000
Final Prospectus	true